Reconciliation of financing activities in the statement of cash flow	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Reconciliation of financing activities in the statement of cash flow

17	Reconciliation of financing activities in the statement of cash flow

			Loan from
			non controlling
	Borrowings	Braskem Idesa	shareholders of
	and debentures	borrowings	Braskem Idesa	Lease	Dividends

Balance as of December 31, 2024	53,232	15,134	1,050	4,306	2

Issued	5,453	972
Payments	(1,685)	(670)		(873)
Cash generated (used) in financing activities	3,768	302		(873)

Other changes
Interest paid	(3,313)	(809)		(305)
Interest and monetary and exchange variations, net	2,864	(406)	(8)	(12)
Others			(25)
New contracts				1,575
Remeasurement				101
Disposal				(402)
Leaseback				(33)
Dividends-lapse of statute of limitation					(2)
Assumption of debt of subsidiary	46
Currency translation adjustments	(4,712)	86	20	(206)
Divestment in B&TC	(64)
	(5,179)	(1,129)	(13)	718	(2)

Balance as of December 31, 2025	51,821	14,307	1,037	4,151

Current	8,268	24,369		902
Non current	43,553	(10,062)	1,037	3,249
Total	51,821	14,307	1,037	4,151